Taxation - Tax Charge Reconciled to Profit Before Taxation (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018 [1]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/Profit before taxation		£ (2,790.6)	£ 1,214.3	[1]	£ 1,019.3
Tax at the corporation tax rate of 19.0%	[2]	(530.2)	230.7	[1]	193.7
Tax effect of share of results of associates		16.2	(2.7)	[1]	(5.8)
Irrecoverable withholding taxes		49.4	44.7	[1]	48.9
Items that are not deductible in determining taxable profit		69.2	41.5	[1]	34.1
Goodwill impairment		542.4	10.4	[1]	33.1
Effect of different tax rates in subsidiaries operating in other jurisdictions		92.7	77.1	[1]	71.2
US Transition Tax related to unremitted foreign earnings					(4.6)
Origination and reversal on unrecognised temporary differences		(29.3)	(3.4)	[1]	5.1
Tax losses not recognised or utilised in the year		21.1	13.2	[1]	19.9
Utilisation of tax losses not previously recognised		(1.7)	(42.7)	[1]	(25.5)
Recognition of temporary differences not previously recognised			(24.1)	[1]	(7.4)
Net release of prior year provisions in relation to acquired businesses		(1.7)	(19.9)	[1]	(20.4)
Other prior year adjustments		(98.8)	(49.8)	[1]	(86.3)
Tax charge		£ 129.3	£ 275.0	[1]	£ 256.0
Effective tax rate on (loss)/profit before tax		(4.60%)	22.60%	[1]	25.10%

[1]	Figures have been restated as described in the accounting policies.
[2]	As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2019: 19.0%, 2018: 19.0%).